Financial Instruments - Schedule of Contractual Undiscounted Cash Obligations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	₨ 102,759		₨ 82,892
Lease liability	6,599
Trade and other payables	192,019		233,003
Borrowings	714,818		797,041
Derivative financial liabilities	1,411		5,499
Financial liabilities	1,017,606	$ 13,498	1,118,435
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	102,759		82,892
Lease liability	4,566
Trade and other payables	180,679		219,863
Borrowings	259,161		355,903
Derivative financial liabilities	960		4,510
Financial liabilities	548,125	7,271	663,168
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	950
Trade and other payables	11,339		11,187
Borrowings	244,823		255,914
Derivative financial liabilities	451		989
Financial liabilities	257,563	3,416	268,090
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	404
Trade and other payables	1		1,953
Borrowings	95,469		73,739
Financial liabilities	95,874	1,272	75,692
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	679
Borrowings	115,365		111,485
Financial liabilities	₨ 116,044	$ 1,539	₨ 111,485